CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Year ended December 31, 2024
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Total

Revenues	$198,174	$54,925	$52,349	$305,448
Cost of Revenues	114,018	38,220	39,879	192,117
Gross profit	84,156	16,705	12,470	113,331

Research and development expenses, net	28,684	9,452	-	38,136
Selling and marketing expenses	22,916	2,304	2,161	27,381
General and administrative expenses	15,243	4,765	6,860	26,868
Other operating expenses (income), net *)	1,877	631	(9,259)	(6,751)

Operating income (loss)	15,436	(447)	12,708	27,697
Financial income, net				1,504
Income before taxes on income				29,201
Taxes on income				(4,352)
Net income				$24,849

Depreciation and amortization expenses	$9,082	$2,712	$1,760	$13,554

	Year ended December 31, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Total

Revenues	$168,527	$46,133	$51,430	$266,090
Cost of Revenues	79,984	34,651	46,510	161,145
Gross profit	88,543	11,482	4,920	104,945

Research and development expenses, net	30,415	10,758	-	41,173
Selling and marketing expenses	21,316	2,292	1,635	25,243
General and administrative expenses	6,818	5,231	7,166	19,215
Other operating income, net *)	(6,162)	-	(2,609)	(8,771)

Operating income (loss)	36,156	(6,799)	(1,272)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				(4,690)
Net income				$23,504

Depreciation and amortization expenses	$6,286	$3,124	$3,992	$13,402

		Year ended December 31, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$120,381	$61,376	$58,083	$-	$239,840
Cost of Revenues	63,463	43,742	45,727	-	152,932
Gross profit	56,918	17,634	12,356	-	86,908
				-
Research and development expenses, net	26,045	9,595	-	-	35,640
Selling and marketing expenses	18,043	2,068	1,583	-	21,694
General and administrative expenses	7,068	5,212	6,132	-	18,412
Other operating expenses, net *)	438	-	-	-	438
Impairment of held for sale asset	-	-	-	771	771

Operating income (loss)	5,324	759	4,641	(771)	9,953
Financial expenses, net					(2,818)
Income before taxes on income					7,135
Taxes on income					(13,063)
Net loss					$(5,928)

Depreciation and amortization expenses	$5,009	$3,093	$3,506	$-	$11,608

*) See Note 14

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2024	2023	2022

United States	$145,780	$103,389	$96,954
Peru	52,383	53,187	58,251
Israel	15,386	4,074	2,570
Others	91,899	105,440	82,065

	$305,448	$266,090	$239,840

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2024	2023

Israel	$57,413	$59,141
United States	9,046	9,085
Peru	5,011	5,806
Others	5,920	5,388

	$77,390	$79,420

Schedule of Revenues from Major Customers
	Year ended December 31,
	2024	2023	2022
Customer A – Network Infrastructure and Services	15%	15%	21%
Customer B – Satellite Networks	12%	14%	*	)
Customer C – Satellite Networks	11%	15%	*	)

*) Less than 10%